UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/11

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Walthausen & Co., LLC
Address:  9 Executive Park Drive, Suite B
	  Clifton Park, NY 12065




13F File Number:  28-13672


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Hodge
Title:     Chief Compliance officer
Phone:     (518) 348-7217


Signature, Place, and Date of Signing:

Mark Hodge   Clifton Park, NY      May 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:  79

Form13F Information Table Value Total: $606,953
				      (thousands)

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

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

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAON Inc                                        000360206     7667   233044 SH       Sole                   192753             40291
Allegiant Travel Co                             01748X102     5805   132505 SH       Sole                   109171             23334
Altisource Portfolio Solutions                  L0175J104     7269   236925 SH       Sole                   185204             51721
Ambassadors Group Inc                           023177108     2543   232251 SH       Sole                   183718             48533
American Reprographics Company                  029263100     9196   888490 SH       Sole                   716570            171920
Apogee Enterprises Inc                          037598109     7237   548659 SH       Sole                   453269             95390
Arch Chemicals Inc                              03937R102    12083   290530 SH       Sole                   228210             62320
Asta Funding Inc                                046220109     4717   551028 SH       Sole                   458879             92149
Baldwin And Lyons Inc Cl B                      057755209     1510    64459 SH       Sole                    49008             15451
Bemis Co Inc                                    081437105     3919   119460 SH       Sole                   119460
Brigham Exploration Co                          109178103    16116   433455 SH       Sole                   342634             90821
Bryn Mawr Bank Corp                             117665109     8263   401720 SH       Sole                   320528             81192
CAI International Inc                           12477X106    10067   389275 SH       Sole                   317458             71817
CNA Surety Corp                                 12612L108     1637    64825 SH       Sole                    56624              8201
CSS Industries Inc                              125906107     4387   232757 SH       Sole                   165977             66780
CTS Corp                                        126501105     3759   348080 SH       Sole                   281450             66630
CVB Financial Corp                              126600105     8075   867315 SH       Sole                   677025            190290
Cabela's Inc                                    126804301     8550   341860 SH       Sole                   264305             77555
Columbia Banking Systems Inc                    197236102     8753   456595 SH       Sole                   360302             96293
Community Bank Systems Inc                      203607106     8271   340785 SH       Sole                   274578             66207
Curtiss Wright Corp                             231561101     4338   123440 SH       Sole                    97410             26030
DDI Corp                                        233162502    10061   951850 SH       Sole                   767990            183860
Drew Industries Inc                             26168L205     7302   327005 SH       Sole                   264421             62584
Electronics For Imaging Inc                     286082102     8852   601746 SH       Sole                   471889            129857
Fairchild Semiconductor Int'l                   303726103     8406   461850 SH       Sole                   364449             97401
First Bancorp N.C.                              318910106     1584   119455 SH       Sole                    85532             33923
First Financial Bankshares                      32020R109     8560   166630 SH       Sole                   131290             35340
Flower Foods Inc                                343498101     7851   288310 SH       Sole                   229357             58953
Foster L.B. Company                             350060109     6777   157197 SH       Sole                   124324             32873
Georesources Inc                                372476101     3823   122250 SH       Sole                    92740             29510
Global Power Equipment Group I                  37941P306     8044   292525 SH       Sole                   237585             54940
Gulfport Energy Corp                            402635304    12746   352790 SH       Sole                   278162             74628
Hallmark Financial Services                     40624Q203     3888   463919 SH       Sole                   373971             89948
Hancock Holding Company                         410120109     9159   278910 SH       Sole                   220090             58820
Helen of Troy Ltd                               G4388N106     9763   332080 SH       Sole                   261180             70900
Hexcel Corp                                     428291108    10611   538880 SH       Sole                   441945             96935
Hill-Rom Holdings Inc                           431475102     6278   165295 SH       Sole                   122072             43223
IEC Electronics Corp                            44949L105     3025   359705 SH       Sole                   306856             52849
Interval Leisure Group Inc                      46113M108     7482   457615 SH       Sole                   338888            118727
John Bean Technologies Corp                     477839104     6364   330920 SH       Sole                   262720             68200
Kapstone Paper & Packaging Cor                  48562P103     8597   500695 SH       Sole                   396372            104323
Knoll Inc                                       498904200    11007   525120 SH       Sole                   402738            122382
Landec Corporation                              514766104     6575  1011545 SH       Sole                   822165            189380
Lifetime Brands Inc                             53222Q103     7017   467787 SH       Sole                   374119             93668
Lydall Inc                                      550819106     5662   636940 SH       Sole                   485263            151677
M/I Homes Inc                                   55305B101     9889   659690 SH       Sole                   538260            121430
Magellan Health Services Inc                    559079207    10335   210570 SH       Sole                   160725             49845
McGrath Rentcorp                                580589109     9097   333575 SH       Sole                   255291             78284
Mercer Int'l Inc                                588056101     3758   277338 SH       Sole                   216298             61040
Miller Industries Inc                           600551204     3078   189560 SH       Sole                   151484             38076
National Western Life Insuranc                  638522102     7467    46020 SH       Sole                    36661              9359
Nobel Learning Communities                      654889104     3514   356005 SH       Sole                   279446             76559
Northern Oil and Gas Inc                        665531109    14168   530635 SH       Sole                   419720            110915
Ocwen Financial Corp                            675746309    19607  1779190 SH       Sole                  1406143            373047
Omnova Solutions Inc                            682129101     9999  1270535 SH       Sole                  1008788            261747
Overhill Farms Inc                              690212105     1893   311408 SH       Sole                   245801             65607
Park National Corp                              700658107     7528   112655 SH       Sole                    90470             22185
Pep Boys Manny Moe & Jack                       713278109    11019   866975 SH       Sole                   695416            171559
Platinum Underwriters Holdings                  G7127P100     7191   188795 SH       Sole                   152425             36370
Polyone Corp                                    73179P106     7043   495645 SH       Sole                   406325             89320
Power-One Inc                                   73930R102     4477   511700 SH       Sole                   404310            107390
Primerica Inc                                   74164M108     8264   323955 SH       Sole                   263375             60580
RLI Corp                                        749607107     4552    78955 SH       Sole                    62155             16800
RTI International Metals Inc                    74973W107     9515   305460 SH       Sole                   241740             63720
Rent-A-Center Inc                               76009N100    10345   296335 SH       Sole                   231611             64724
Sally Beauty Holdings Inc                       79546E104     8300   592445 SH       Sole                   460489            131956
Schawk Inc                                      806373106      363    18650 SH       Sole                    14950              3700
School Specialty Inc                            807863105     4881   341360 SH       Sole                   222610            118750
Solutia Inc                                     834376501    17601   692970 SH       Sole                   528975            163995
Standex Int'l Corp                              854231107    14512   383010 SH       Sole                   298317             84693
Sterling Bancorp                                859158107     2958   295540 SH       Sole                   235980             59560
Suffolk Bancorp                                 864739107     1736    82759 SH       Sole                    61904             20855
Textainer Group Holdings Ltd                    G8766E109     9751   262400 SH       Sole                   206070             56330
Thomas & Betts Corp                             884315102     6371   107135 SH       Sole                    82015             25120
Universal Technical Institute                   913915104    10124   520495 SH       Sole                   414520            105975
Vishay Intertechnology Inc                      928298108    15842   893030 SH       Sole                   702414            190616
West Pharmaceuticals Services                   955306105     6320   141155 SH       Sole                   110500             30655
Whiting Petroleum Corp                          966387102    12342   168035 SH       Sole                   129317             38718
Xerium Technologies Inc                         98416J118     9517   395736 SH       Sole                   308692             87044

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